CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 79,639	$ 33,744
Available-for-sale marketable securities	20,452	16,003
Short-term bank deposits	125,995	80,922
Trade receivables (net of allowance for doubtful accounts and sales reserves in a total amount of $ 1,236 and $ 1,686 in 2016 and 2015, respectively)	19,407	26,410
Other current assets and prepaid expenses	4,159	5,042
Inventories	17,114	16,322
Total current assets	266,766	178,443
LONG-TERM INVESTMENTS:
Available-for-sale marketable securities	74,967	87,814
Long-term bank deposits	19,092	96,643
Severance pay fund	2,597	2,724
Total long-term investments	96,656	187,181
Property and equipment, net	26,354	26,203
Intangible assets, net	2,399	3,518
Goodwill	30,069	30,069
Other long-term assets	8,092	5,473
Total assets	430,336	430,887
CURRENT LIABILITIES:
Trade payables	5,971	9,255
Deferred revenues	53,061	46,061
Employees and payroll accruals	11,713	10,791
Other payables and accrued expenses	14,519	11,307
Total current liabilities	85,264	77,414
LONG-TERM LIABILITIES:
Deferred revenues	31,100	25,136
Other long-term liabilities	14,209	9,214
Total long-term liabilities	45,309	34,350
COMMITMENTS AND CONTINGENT LIABILITIES
Share capital -
Ordinary shares of NIS 0.05 par value - Authorized: 60,000,000 at December 31, 2016 and 2015; Issued: 52,913,976 and 52,619,945 shares at December 31, 2016 and 2015, respectively; Outstanding: 43,188,850 and 44,778,847 shares at December 31, 2016 and 2015, respectively	663	661
Additional paid-in capital	325,338	312,784
Treasury stock (9,725,128) and (7,841,098) of ordinary shares at December 31, 2016 and 2015, respectively	(116,029)	(94,049)
Accumulated other comprehensive income (loss)	(20)	1,257
Retained earnings	89,811	98,470
Total shareholders' equity	299,763	319,123
Total liabilities and shareholders' equity	$ 430,336	$ 430,887